Income Tax - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2015
Income Tax Disclosure [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax rate	10.00%	10.00%
Withholding tax on undistributed earnings	$ 133		$ 3,556
Income tax expenses	5,460		8,121	$ 2,307
Income tax reverse	(627)		(79)	$ (299)
Unrecognized tax benefits	$ 160		$ 152
Statutory Tax rate	25.00%	25.00%
Taxable Income percentage	25.00%	25.00%
Enterprise Tax Rate	20.00%	20.00%
Taxable Income Threshold Of Small And Micro Business	$ 140	¥ 1.0
Tax Year 2020
Income Tax Disclosure [Line Items]
Statutory Tax rate	25.00%	25.00%
Beijing Champion Hi-Tech Co., Ltd. (''Beijing Champion'')
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%
Beijing Champion and Champion Technology
Income Tax Disclosure [Line Items]
Preferential income tax rate					15.00%
Xiamen NetinNet
Income Tax Disclosure [Line Items]
Preferential income tax rate	15.00%	15.00%	15.00%	15.00%
China Distance Education Limited (''CDEL Hong Kong'')
Income Tax Disclosure [Line Items]
Withholding tax rate	5.00%	5.00%
Withholding tax on undistributed earnings	$ 133		$ 3,556
Income tax expenses	$ 333		$ 544	$ 210